Document and Entity Information	Feb. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2021
Entity Registrant Name	HC2 HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35210
Entity Tax Identification Number	54-1708481
Entity Address, Address Line One	450 Park Avenue
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	235-2690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001006837
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HCHC
Security Exchange Name	NYSE